LOAN PAYABLES	12 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
LOAN PAYABLES

NOTE 8 — LOAN PAYABLES

The Company had the following loans as of September 30, 2023, which arose from acquisition of One Eighty Ltd on June 26, 2023:

Bank	Loan Agreement Date	Loan Amount	Interest Rate	Loan Term	Purpose of loan	Balance at September 30, 2023
CIMB BANK BERHAD	5/23/2014	$591,199	BLR*-2.10%	240 months	Real property loan	$423,661
	5/23/2014	188,742	BLR*-2.10%	240 months	Real property loan	142,283
Hong Leong Islamic Bank	2/26/2019	229,513	IFR**-2.55%	216 months	Real property loan	185,663
	2/26/2019	235,553	IFR**-2.55%	216 months	Real property loan	190,461
	2/26/2019	439,181	IFR**-2.55%	216 months	Real property loan	354,897
	2/26/2019	319,248	IFR**-2.55%	216 months	Real property loan	258,212
	2/26/2019	511,012	IFR**-2.55%	216 months	Real property loan	412,914
Hong Leong Islamic Bank	4/23/2020	215,708	3.50%	66 months	Working capital	102,472
Total		$2,730,156				$2,070,563

*	Base lending rate

**	Islamic financing rate

As of September 30, 2023, the future minimum loan payments to be paid by the year are as follows:

12 months ending September 30,	Loan payment
2024	$254,010
2025	245,261
2026	201,876
2027	197,932
2028	197,932
Thereafter	1,551,217
Total future minimum loan payments	2,648,228
Less: imputed interest	(577,665)
Present value of loan liabilities	$2,070,563

The Company recorded interest expenses of $31,365, $nil, and $nil during the fiscal years ended September 30, 2023, 2022, and 2021, respectively.